DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Notional amount of derivative positions
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2021 and 2020 were as follows:

US$ MILLIONS	Note	2021	2020
Foreign exchange contracts	(a)	$4,383	$3,274
Interest rates swaps and other	(b)	10,095	11,437
Commodity contracts		424	32
		$14,902	$14,743
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2021 and 2020.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2021	2020	2021	2020
Foreign exchange contracts
British pounds	$1,871	$1,404	$1.35	$1.31
Canadian dollars	679	612	0.75	0.75
Australian dollars	642	609	0.73	0.69
European Union euros	367	239	1.21	1.21
Indian rupees	216	308	0.013	0.013
Colombian pesos	27	28	0.0002	0.0003
Peruvian soles	9	12	0.26	0.28
Chilean pesos	—	34	—	0.0013
Other(1)	572	28	—	—
	$4,383	$3,274

(1)Includes foreign exchange contracts at our operating subsidiaries intended to offset the risk associated with non-recourse borrowings in currencies other than the functional currency of the underlying operation.

Disclosure of change in fair values of derivative positions
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2021 and 2020:

US$ MILLIONS	Unrealized Gains on Derivative Financial Assets	Unrealized Losses on Derivative Financial Liabilities	Net Change During 2021	Net Change During 2020
Foreign exchange derivatives	$145	$(45)	$100	$(213)
Interest rate derivatives	454	(156)	298	(173)
Commodity derivatives	—	(43)	(43)	(17)
	$599	$(244)	$355	$(403)

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2021 and the comparative notional amounts at December 31, 2020, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2021				2020
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$1,021	$1,082	$—	$2,103	$1,723
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	579	107	—	686	779
Inflation linked swaps	—	—	—	—	172
Commodity contracts	424	—	—	424	32
	$2,024	$1,189	$—	$3,213	$2,706
Elected for hedge accounting
Foreign exchange derivatives	$1,211	$497	$572	$2,280	$1,551
Interest rate derivatives
Interest rate and cross currency interest rate swaps	324	8,246	839	9,409	10,486
	$1,535	$8,743	$1,411	$11,689	$12,037

Disclosure of derivatives elected for hedge accounting
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2021 and 2020 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2021			2020
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$9,981	$288	$28	$11,089	$(160)	$9
Net investment hedges	1,708	62	(14)	948	32	2
	$11,689	$350	$14	$12,037	$(128)	$11